Interest, advances, promissory notes payable and loan payable (Details 5) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Interest Advances Promissory Notes Payable And Loan Payable
Related parties	$ 1,534,006	$ 1,200,170
Unrelated parties	3,128,725	2,910,477
Interest Payable	$ 4,662,731	$ 4,110,647